Basis Of Preparation Of The Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis Of Preparation Of The Consolidated Financial Statements
2. BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2019 and 2018 and for the fiscal years ended December 31, 2019, 2018 and 2017 have been prepared and presented in accordance with the IFRS as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate consolidated financial statements in constant currency established by the International Accounting Standard 29 (“IAS 29”).
For comparative purposes, these consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2018 and 2017, which are an integral part of the above-mentioned consolidated financial statements and are presented in order for them to be solely interpreted in conformity with the figures and other details corresponding to the current fiscal year. These figures have been restated in the current fiscal year’s end-of-period
currency in the manner described in the following caption in order to allow comparability and without such restatement modifying the decisions made on the basis of the financial information for the previous fiscal year.
The Group adopted IFRS 16 using the modified retrospective method of adoption, with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.
These consolidated financial statements were approved by the Board of Directors on April 28, 2020, the date when the consolidated financial statements were available for issuance.
2.2 Financial information presented in constant currency
As mentioned above, the consolidated financial statements as of December 31, 2019, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso) in accordance with the provisions included in IAS 29 and the CNV’s General Resolution 777/2018. As a result, the consolidated financial statements are stated in the unit of currency that was current at the end of the fiscal year which is being reported.
IAS 29 requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. IAS 29 provides guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, i.e., (i) analysis of general population behavior, prices, interest rate and salaries in the face of changes in price indexes and the loss of purchasing power in currency and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
Although in previous years there was major growth in the general price level, the inflation accumulated in three years had remained below an accumulated 100% before 2017. However, as a result of a number of macroeconomic factors, three-year inflation was in 2018 above this figure. In addition, the goals established by the national government and other forecasts available pointed out that this trend would not revert in the short term.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the CNV has set forth that the series of indices to be used in the enforcement of IAS 29 is as determined by FACPCE. This series combines the Consumer Price Index at the national level and as published by Argentina’s Official Statistics Bureau [Instituto Nacional de Estadística y Censos—“INDEC” as per the initials in Spanish] as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (“IPIM” as per the initials in Spanish) published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in IPIM, the variation in the CPI of the Autonomous City of Buenos Aires.
Taking such index into account, inflation was 53.83%, 47.64% and 24.80% in the fiscal years ended on December 31, 2019, 2018 and 2017, respectively.
Based on the above, Argentina is considered a country with high inflation economy starting July 1, 2018.
Below is a summary of the effects of the application of IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already expressed in term of the monetary unit of measurement that is current at the end of the reporting period. In an inflationary period, holding monetary assets causes losses in purchasing power and holding monetary liabilities generates gains in purchasing power in so far as such items are not subject to an adjustment mechanism that offsets these effects in some way. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for the fiscal year.
(ii) The assets and liabilities that are subject to changes on the basis of specific agreements are adjusted on the basis of such agreements.
(iii)
Non-monetary
assets and liabilities measured at their fair values at the balance sheet date, are not inflation restated for purposes of presentation in the statement of financial position, however, their restated amounts are used to measure the gains / losses caused by holdings of such non-monetary
items. For the fiscal years ended December 31, 2019, 2018 and 2017, the Group did not have non-monetary
items under the revaluated method.
(iv)
Non-monetary
items measured at historical cost or at a current value at a date prior to the end of the reporting period, are restated by the coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. The amounts charged against the statement of profit or loss and other comprehensive income as depreciation of property, plant and equipment and as amortization of intangible assets as well as any other consumption of non-monetary
assets shall be determined on the basis of new restated amounts. As of December 31, 2019 and 2018, the items subject to that restatement process have been those corresponding to the captions inventories, other receivables, property, plant and equipment, right of use assets, goodwill and non-current
investments.
(v) When borrowing costs are capitalized on eligible assets in accordance with IAS 23, the inflation component of borrowing costs is not capitalized. See Note 13 for the Group’s capitalized borrowing costs.
(vi) The restatement of
non-monetary
assets in units of constant currency at the end of the reporting period for which there is no corresponding adjustment for tax purposes, gives rise to a taxable temporary difference and to the recognition of a deferred tax liability. In those cases in which there is a revaluation of the non-monetary
assets in addition to the restatement, the deferred tax recognized on the restatement is recognized in the statement of profit or loss and other comprehensive income for the year and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income.

Restatement of the statement profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as from the date they are recorded for accounting purposes except for those profit or loss items related to the consumption of assets measured in a currency of purchasing power of a date previous to the registration of such consumption (such as depreciation, impairment and other consumption of assets valued at historical cost); and also except fort any profit or loss arising from items measured in currency of purchasing power of two different dates which require the identification of the amounts being compared, their separate restatement and their comparison based on the new restated amounts.
(ii) Financial income and expenses, including foreign exchange differences, arising from funds lent or borrowed, the Group presents them in actual terms, that is, net of the effect of inflation on the assets and liabilities that generated such income and loss.
(iii) Net profit or loss from maintaining monetary assets and liabilities is reported in a separate item of the statement of profit and loss and other comprehensive income.
Restatement of the statement of changes in Shareholders’ equity:
All the components of equity are restated by application of the general price index from the beginning of the fiscal year and the restatement effects of each such components includes the restatement effect from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in a separate account. The other comprehensive income generated after the date of transition is also presented in actual terms.
Restatement of the statement of cash flows:
IAS 29 requires that all the entries in this statement should be restated in the terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated by cash and cash equivalents is presented in the statement of cash flows separately from the cash flows stemming from operating, investing and financing activities, as a specific item of the reconciliation between cash and cash equivalents at the start and at the end of the fiscal year.
2.3 Applicable accounting standards
The consolidated financial statements have been prepared on a historical cost basis, which has been restated in end-of-period
currency in the case of
non-monetary
items, except for the revaluation of certain
non-current
assets and financial instruments, which are measured at fair value. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that would be received to sell an asset or paid to transferred a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: quoted (unadjusted) market prices in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2: valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and

•	Level 3: valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification into current and
non-current:
The Group presents assets and liabilities in the consolidated statement of financial position classified as current and non-current.
Assets are classified as current when the Group:

a)	expects to realize the asset, or intends to sell or consume it, during its normal operating cycle;

b)	holds the asset primarily for the purpose of trading;

c)	expects to realize the asset within twelve months after the reporting period; or

d)	the asset is cash or cash equivalents unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All the other assets are classified as
non-current.
Liabilities are classified as current when the Group:

a)	expects to settle the liability during its normal operating cycle;

b)	holds the liability primarily for the purpose of trading;

c)	the liability is due to be settled within the twelve months after the reporting period; or

d)	does not have an unconditional rights to defer settlement of the liability for at least the twelve months after the reporting period.
All the other liabilities are classified as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities in all cases.
Year-end
date:
The Group’s fiscal year commences on January 1 and ends on December 31 each year.
Currency
The consolidated financial statements are presented in thousands of Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group.
Use of estimates
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
The description of the estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as areas with a higher degree of complexity that require the exercise of judgment are disclosed in Note 4.
The Group’s significant accounting policies are described below.

2.4 Standards and Interpretations issued but not yet effective
The following is a detail of the standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective.

•	New and amendments to the references of the Conceptual Frameworks of several standards
The IASB introduced changes into a set of standards when it issued the Conceptual Framework in March 2018 establishing financial concepts and prepares a set of standards for financial reporting preparers in a manner such as to help financial information users to improve their comprehension of this information. Amendments are effective for the fiscal years starting on January 1, 2020. The management of the Company does not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements.

•	Amendments to IFRS 3—Business definition
In October 2018, IASB issued changes into the definition of a business in the IFRS 3 “Business Combinations” to help entities to determine if an acquired group of activities and assets is a business or not. These amendments clarify the minimum requirements for a business, suppress the evaluation of whether the market participants are capable of replacing missing elements, add guidance to help entities to evaluate if an acquired process is substantive, reduce the definitions of a business and of P&L and introduce an optional test of fair value concentration. The above-mentioned amendments are effective for the fiscal years starting on January 1, 2020. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements.

•	IFRS 17—Insurance contracts
In May 2017, the IASB issued the IFRS 17 “Insurance contracts”, a new comprehensive financial reporting standard for the Insurance contracts which covers the recognition, assessment, presentation and disclosure. Once in force, IFRS 17 shall replace IFRS 4 which was issued in 2005. The IFRS 17 applies to all the types of insurance contracts (that is, life insurance, non-life
insurance, direct insurance and reinsurance), irrespective of the type of entities that issue such policies as well as certain guarantees and financial instruments with certain characteristics of discretional participation. IFRS 17’s overall objective consists in the supply of an accounting model for the insurance contracts that should be more useful and systematic for the insurance companies. In contrast to the requirements of IFRS 4, which are based, to a large extent, on the enhancement of local accounting policies, the IFRS 17 provides a comprehensive model for the insurance contracts that deals with all relevant accounting aspects. The IFRS 17 is in force for the fiscal years starting on January 1, 2021. Since the Company is not engaged in insurance industry, the management of the Company does not anticipate that the application of these standard will have impact on the Group’s consolidated financial statements.

•	Amendments to IAS 1 and IAS 8—Definition of material information
In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” and to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” to align the definition of “material information” through the standards and clarify certain aspects of the definition. The new definition lays down that “Information is material if omitting, misstating or hiding it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. These amendments are effective as from the fiscal years starting on January 1, 2020. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements.

•	Amendments to IFRS 9, IFRS 7 and IAS 39
In September 2019, IASB issued amendments to the IFRS 9, IAS 39 and IFRS 7 “Financial Instruments: Disclosures”, which concludes Phase I of its work to respond to the effects of changes to interbank offered rates (“IBOR”) concerning financial information.
The amendments allow hedge accounting to continue during the period of uncertainty before the replacement of an existing benchmark interest rate for a risk-free alternative interest rate. These changes are effective as from the fiscal years starting on January 1, 2020. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements.

New and amendment standards and interpretations
The Group has adopted all the improvements and new standards and interpretations issued by IASB that are relevant to its operations and which are effective as of December 31, 2019.
Starting on January 1, 2019, the Group adopted the following standards:

•	IFRS 16: Leases
IFRS 16 supersedes IAS 17, Leases, IFRIC 4, Determining whether and Arrangement contains a Lease, SIC 15, Operating Leases-Incentives and SIC 27, Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 lays sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires leases to recognize most leases on the balance sheet.
Lessors accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify the leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Group is the lessor.
The Group adopted the IFRS 16 using the modified retrospective method of adoption, with the date of initial application of January 1, 2019. The Group elected to use the practical expedient to not reassess whether a contract is, or contains, a lease as of January 1, 2019. Instead, the Group applied the standard only to the contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Group also elected to use the recognition exemptions for lease contacts that, at the commencement date, have a lease term of twelve months or less and do not contain a purchase option (short-term leases) and lease contracts for which the underlying asset is low-value
(low-value
assets). The nature and the effect of the changes as a result of the adoption of this new accounting standard are described in Note 14.

•	IFRIC 23: Uncertainty over income tax treatments
The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12, Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include the requirements relating to interest and penalties associated to with uncertain tax treatments. The interpretation specifically addresses the following:

a)	Whether an entity considers uncertain tax treatments separately.

b)	The assumptions an entity makes about the examination of treatments by the tax authorities.

c)	How an entity determines taxable profit (tax loss), taxable bases, unused tax losses, unused tax credits and tax rates.

d)	How an entity considers changes in facts and circumstances.
The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better estimates the resolution of uncertainties. The Group does not believe that is has significant uncertain tax treatments have, therefore, the interpretation did not have an impact on the consolidated financial statements of the Group.

•	Amendments to IFRS 9: Prepayment features with negative compensation
Under the IFRS 9, a debt instruments can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are “solely payments of principal and interest on the principal amount outstanding” (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. These amendments did not have an impact on the Group’s consolidated financial statements.

•	Amendments to IAS 28: Long-term interest in associates and joint ventures
The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28, Investments in Associates and Joint Ventures.
These amendments had no impact on the consolidated financial statements as the Group does not have long-term interests in its associate and joint venture.

•	Improvements in the 2015—2017 cycle
Amendments to IFRS 3: Business combinations
The amendments clarify that, when an entity obtains control over a business that is a joint venture the requirements that apply are those of a business combination attained in stages, including the measurement of interests previously maintained in assets and liabilities in the joint venture at fair value. Upon doing as much, the acquirer conducts a remeasurement of the interest in a joint business owned before the transaction. These amendments did not have an impact on the Group’s consolidated financial statements because there is no transaction covered.
Amendments to IFRS 11: Joint arrangements
An entity that participates but does not have joint control over a joint arrangement could have joint control over the joint arrangement in which the activity of the joint arrangement is a business as defined in IFRS 3. The amendments clarify that the ownership interests maintained in that joint venture are not re-measured.
These amendments did not have an impact on the Group’s consolidated financial statements in so far as there is no transaction covered.
Amendments to IAS 23: Borrowing costs
These amendments clarify that an entity must treat any borrowing originally taken for the development of an eligible asset that is pending payment after the asset is ready for prescribed use or sale as a part of generic borrowings. The Group is applying the provisions of this standard to the funding obtained for the construction of its new plant, all the borrowings are identified to an eligible asset until the settlement of the respective borrowing or the start-up
of the plant as from the second half of 2020. The practice adopted by the Group is in line with these amendments.
2.5 Bases of consolidation
These consolidated financial statements include the financial statements of the Company and of the Company’s controlled companies (its subsidiaries or controlled companies or affiliates). The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:

•	The Group’s voting right ownership percentage, vis-à-vis the size and dispersion of percentages held by other shareholders voting rights and potential voting rights;

•	Potential voting rights maintained by the Group, other shareholders or other parties;

•	The contractual arrangement(s) with the other vote holders of the investee; and

•
Any and all additional events or circumstances that set forth that the Group has, or does not have, at present, the ability to direct the relevant activities of the investee at a time when decisions are made.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Assets, liabilities, revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date when the Group obtains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the Group’s owners and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements include the following subsidiaries:

	Main business	Country	% of direct and indirect ownership as of
			2019	2018	2017
Subsidiary name:
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A.	Marketing, selling and manufacture construction materials	Paraguay	51.00	51.00	51.00

(1)	Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Group subsidiaries with material non-controlling
interests. The summarized information below does not include intragroup eliminations due to consolidation.

a)	Yguazú Cementos S.A.

	2019	2018
Current assets (1)	2,270,451	1,966,481
Non-current assets	5,604,624	6,335,157
Current liabilities (2)	798,455	1,155,174
Non-current liabilities (2)	2,656,224	3,295,021
Equity attributable to the owners of the company	2,254,476	1,964,300
Non-controlling interests	2,165,920	1,887,143

(1)	Includes 1,262,959 and 878,262 in Cash and cash equivalents as of December 31, 2019 and as of December 31, 2018, respectively.
(2)	Includes the financial borrowings described in Note 25.

	2019	2018	2017
Net revenues	3,875,695	3,601,539	2,617,879
Financial results, net	(289,511)	(348,788)	(165,224)
Depreciations	(578,759)	(525,009)	(387,808)
Income tax	(70,377)	(48,818)	(27,974)
Profit for the year	749,413	546,272	501,248

	2019	2018	2017
Net cash generated by operating activities	1,690,944	892,401	637,033
Net cash used in investing activities	(102,234)	(122,677)	(126,893)
Net cash used in financing activities	(1,153,942)	(485,063)	(835,868)

b)	Ferrosur Roca S.A.

	2019	2018
Current assets	871,776	1,089,003
Non-current assets	2,221,041	2,781,400
Current liabilities	2,456,055	2,483,874
Non-current liabilities	312,678	241,231
Equity attributable to owners of the company	259,268	916,238
Non-controlling interests	64,817	229,059

	2019	2018	2017
Net revenues	3,646,421	3,980,359	4,030,339
Financial results, net	(629,549)	(139,298)	(35,514)
Depreciations	(617,810)	(580,899)	(428,492)
Income tax	59,122	220,830	(81,850)
Loss for the year (*)	(812,933)	(170,838)	(86,101)

(*)	Net loss as of December 31, 2019 includes the elimination of intragroup related parties’ transactions for 347,062.

	2019	2018	2017
Net cash generated by / (used in) operating activities	295,950	(266,488)	384,436
Net cash generated by / (used in) investing activities	54,605	(416,651)	(646,724)
Net cash (used in) / generated by financing activities	(316,514)	674,960	256,693